Employee Benefit Plan (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Matching contributions	$ 160	$ 47	$ 384	$ 123	$ 177	$ 113